Basis of Presentation and General Information (Policies)	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Principles of Consolidation
The accompanying unaudited interim condensed consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the “Company” or “Seanergy”).

Basis of Accounting
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim condensed consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2025 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (“SEC”) on March 31, 2026 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2026 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2026.

The consolidated balance sheet as of December 31, 2025 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.